Note 3 - Discontinued Operations (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Discontinued Operations and Disposal Groups [Abstract]
Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures [Table Text Block]
Assets of discontinued operations:	September 30, 2014	December 31, 2013
Security deposit – escrow account for installation jobs	$200,000	$200,000
Total assets of discontinued operations	$200,000	$200,000
Liabilities of discontinued operations:	September 30, 2014	December 31, 2013
Accrued warranty	$912,775	$967,928
Total current liabilities	$912,775	$967,928

Assets of discontinued operations:	December 31, 2013	December 31, 2012
Accounts receivable and other receivables	$—	$1,340
Prepaid expenses and other current assets	—	—
Other assets	—	9,556
Total current assets of discontinued operations	—	10,896
Security deposits on operating leases	—	—
Security deposit – escrow account for installation jobs	200,000	200,000
Total assets of discontinued operations	$200,000	$210,896
Liabilities of discontinued operations:	December 31, 2013	December 31, 2012
Accrued liabilities	$—	$8,656
Accrued warranty	967,928	1,042,663
Deferred revenue	—	1,500
Total current liabilities	967,928	1,052,819

Other long-term liabilities	—	—
Total discontinued operations liabilities	$967,928	$1,052,819